    As filed with the Securities and Exchange Commission on January 15, 2003
                         File Nos. 33-31894 and 811-5954

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 47                                              [X]
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 49                                                             [X]
                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                Copies of communications to:

Richard W. Grant, Esq.       John M. Loder, Esq.       Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray              Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

/ /  Immediately upon filing pursuant to paragraph (b)
/X/  On February 25, 2003, pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  On (date) pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ / On (date)pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus for the Schwab Value Advantage Money Fund - Institutional Shares and Intermediate Shares was electronically filed and is incorporated herein by reference to Part A, File No. 811-6200, of Post-Effective Amendment No. 46, filed on November 15, 2002.

The Statement of Additional Information for the Schwab Value Advantage Money Fund - Institutional Shares and Intermediate Shares was electronically filed and is incorporated herein by reference to Part B, File No. 811-6200, of Post-Effective Amendment No. 46, filed on November 15, 2002.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 23. Financial Statements and Exhibits.

(b)           Exhibits

(a)           Articles of      Amended and Restated Agreement and Declaration of
              Incorporation    Trust, dated May 9, 1995, is incorporated by
                               reference to Exhibit (1), File No. 811-5954 of
                               Post-Effective Amendment No. 33 to Registrant's
                               Registration Statement on Form N-1A, was
                               electronically filed on February 14, 1998.



(b)           By-laws          Amended and Restated By-Laws are incorporated by
                               reference to Exhibit (2), File No. 811-5954 of
                               Post-Effective Amendment No. 23 to Registrant's
                               Registration Statement on Form N-1A, was
                               electronically filed on March 29, 1996.






(c)           Instruments      (i)      Article III, Sections 4 and 5; Article
              Defining                  IV, Section 1; Article V; Article VI,
              Rights of                 Section 2; Article VIII, Section 4; and
              Shareholders              Article IX, Sections 1, 4 and 7 of the
                                        Agreement and Declaration of Trust are
                                        incorporated by reference to Exhibit
                                        (1), File 811-5954 above.

                               (ii)     Article 9 and Article 11 of the By-Laws
                                        are incorporated by reference to Exhibit
                                        (2), File 811-5954 above.

(d)           Investment       (i)      Investment Advisory and Administration
              Advisory                  Agreement between Registrant and Charles
              Contracts                 Schwab Investment Management, Inc. (the
                                        "Investment Adviser") with respect to
                                        Schwab Money Market Fund, Schwab
                                        Government Money Fund and Schwab
                                        Municipal Money Fund, dated April 30,
                                        1999, is incorporated herein by
                                        reference to Exhibit (d) (i), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        37 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on April 27, 1999.

                               (ii)     Schedule A to the Investment Advisory
                                        and Administration Agreement between
                                        Registrant and the Investment Adviser
                                        with respect to Schwab Money Market
                                        Fund, Schwab Government Money Fund and
                                        Schwab Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit 5(b), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement of
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                               (iii)    Schedule B to the Investment Advisory
                                        and Administration Agreement between
                                        Registrant and the Investment Adviser
                                        with respect to Schwab Money Market
                                        Fund, Schwab Government Money Fund and
                                        Schwab Municipal Money Fund, is
                                        incorporated herein by reference to
                                        Exhibit 5(c), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                               (iv)     Investment Advisory and Administration
                                        Agreement between Registrant and the
                                        Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                               (v)      Form of Schedule A to the Investment
                                        Advisory and Administration Agreement
                                        between Registrant and the Investment
                                        Adviser dated June 15, 1994, is
                                        incorporated herein by reference to
                                        Exhibit (5)(f), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                               (vi)     Schedule B to the Investment Advisory
                                        and Administration Agreement between
                                        Registrant and the Investment Adviser,
                                        dated June 15, 1994, is incorporated
                                        herein by reference to Exhibit (d)(vi)
                                        to File No. 811-5954 of Post-Effective
                                        Amendment No. 37 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on April 27, 1999.

                               (vii)    Schedule C to the Investment Advisory
                                        and Administration Agreement between
                                        Registrant and the Investment Adviser
                                        with respect to Schwab California
                                        Municipal Money Fund, Schwab U.S.
                                        Treasury Money Fund, Schwab Value
                                        Advantage Money Fund, Schwab
                                        Institutional Advantage Money Fund,(R)
                                        Schwab Retirement Money Fund,(R) and
                                        Schwab New York Municipal Money Fund,
                                        dated June 15, 1994, is incorporated
                                        herein by reference to Exhibit (5)(g),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 27 to Registrant's
                                        Registration Statement of Form N-1A, was electronically filed on April 30, 1997.



                               (viii)   Form of Schedule D to the Investment
                                        Advisory and Administration Agreement
                                        between Registrant and the Investment
                                        Adviser dated June 15, 1994,is
                                        incorporated herein by reference to
                                        Exhibit (d)(viii) to File No. 811-5954
                                        of Post-Effective Amendment No. 41 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        November 15, 2001.

(e)           Underwriting     (i)      Distribution Agreement between
              Contracts                 Registrant and Charles Schwab & Co.,
                                        Inc. ("Schwab"), dated June 15, 1994, is
                                        incorporated herein by reference to
                                        Exhibit (6)(a), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.


                               (ii) Schedule A to the Distribution Agreement between Registrant and Schwab is incorporated herein by reference to
                                        Exhibit (e)(ii) to File No. 811-5954 of
                                        Post-Effective Amendment No. 37 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 27, 1999.

(f)           Bonus or                  Inapplicable.
              Profit Sharing
              Contracts

(g)           Custodian        (i)      Custodian Services Agreement between
              Agreement                 Registrant and PFPC Trust Company dated
                                        May 22, 2002, is incorporated herein by
                                        reference to Exhibit (g)(i), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46, to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on December 15,
                                        2002.

                               (ii)     Accounting Services Agreement between
                                        Registrant and PFPC Inc. dated May 22,
                                        2002, is incorporated herein by
                                        reference to Exhibit (g)(ii), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46, to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on December 15,
                                        2002.

                               (iii)    Foreign Custody Agreement between
                                        Registrant and Schwab dated May 22,
                                        2002, is incorporated herein by
                                        reference to Exhibit (a)(iii), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46, to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on December 15,
                                        2002.

                               (iv)     Amended and Restated Transfer Agency
                                        Agreement and Schedule B between
                                        Registrant and Schwab dated June 5,
                                        1995, is incorporated herein by
                                        reference to Exhibit (8)(e), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed February 14, 1998.

                               (v)      Form of Schedule A and Schedule C to the
                                        Amended and Restated Transfer Agency
                                        Agreement is incorporated herein by
                                        reference to Exhibit (g)(v), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46, to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on December 15,
                                        2002.

                               (vi)     Shareholder Service Agreement between
                                        Registrant and Schwab, dated May 1,
                                        1993, is incorporated herein by
                                        reference to Exhibit (8)(h), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.

                               (vii)    Schedule B to the Shareholder Service
                                        Agreement between Registrant and Schwab
                                        referred to at Exhibit (8)(h) above is
                                        incorporated herein by reference to
                                        Exhibit (8)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                               (viii)   Forms of Schedules A and C to the
                                        Shareholder Service Agreement are
                                        incorporated herein by reference to
                                        Exhibit (g)(viii), File No. 811-5954 of
                                        Post-Effective Amendment No. 46, to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        December 15, 2002.

(h)           Other Material            Inapplicable.
              Contracts

(i)           Legal Opinion             To be filed by amendment.

(j)           Other Opinion             To be filed by amendment.

(k)           Omitted                   Inapplicable.
              Financial
              Statements

(l)           Initial          (i)      Purchase Agreement between Registrant
              Capital                   and Schwab relating to the Schwab U.S.
              Agreements                Treasury Money Fund is incorporated
                                        herein by reference to Exhibit (13)(a),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 33 to Registrant's
                                        Registration Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.

                               (ii)     Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab Value
                                        Advantage Money Fund is incorporated
                                        herein by reference to Exhibit (13)(b),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 33 to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on February 14,
                                        1998.

                               (iii)    Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Retirement Money Fund(R) and the Schwab
                                        Institutional Advantage Money Fund(R) is incorporated herein by reference to
                                        Exhibit (13)(c), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                               (iv)     Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab New
                                        York Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit (13)(d), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                               (v)      Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Municipal Money Fund-Value Advantage
                                        Shares is incorporated herein by
                                        reference to Exhibit (13)(e), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.

                               (vi)     Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        California Municipal Money Fund-Value
                                        Advantage Shares is incorporated herein
                                        by reference to Exhibit (13)(f), File
                                        No. 811-5954 of Post-Effective Amendment
                                        No. 33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.

                               (vii)    Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab New
                                        York Municipal Money Fund-Value
                                        Advantage Shares is incorporated herein
                                        by reference to Exhibit (13)(g), File
                                        No. 811-5954 to Post-Effective Amendment
                                        No. 33 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.

                               (viii)   Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Government Cash Reserves Fund is
                                        incorporated herein by reference to
                                        Exhibit (13)(h), File No. 811-5954 of
                                        Post-Effective Amendment No. 36 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1999.

                               (ix)     Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab New
                                        Jersey Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit (13)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                               (x)      Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Pennsylvania Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit (13)(j), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.

                               (xi)     Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Florida Municipal Money Fund is
                                        incorporated herein by reference to
                                        Exhibit (13)(k), File No. 811-5954 of
                                        Post-Effective Amendment No. 36 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1999.

                               (xii)    Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab Value
                                        Advantage Money Fund - Institutional
                                        Shares is incorporated herein by
                                        reference to Exhibit (l)(xii), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        46 to Registrant's Registration
                                        Statement on Form N-1a, was
                                        electronically filed on November 15,
                                        2002.

                               (xiii)   Form of Purchase Agreement between
                                        Registrant and Schwab relating to the
                                        Schwab Value Advantage Money Fund
                                        -Intermediate Shares is incorporated
                                        herein by reference to Exhibit
                                        (l)(xiii), File No. 811-5954 of
                                        Post-Effective Amendment No. 46 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        November 15, 2002.

(m)           Rule 12-b1 Plan           Inapplicable

(n)           Financial Data            Inapplicable
              Schedules

(o)           Rule 18f-3 Plan  (i)      Form of Amended and Restated Multiple
                                        Class Plan and Schedule A is
                                        incorporated herein by reference to
                                        Exhibit (o)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 46, to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        November 15, 2002.


(p)           Power of         (i)      Power of Attorney executed by Mariann
              Attorney                  Byerwalter, August 4, 2002, is
                                        incorporated herein by reference to
                                        Exhibit (p)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 46, to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        November 15, 2002.

                               (ii)     Power of Attorney executed by William A.
                                        Hasler, August 4, 2002, is incorporated
                                        herein by reference to Exhibit (p)(ii),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 46, to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on November 15,
                                        2002.

                               (iii)    Power of Attorney executed by Donald F.
                                        Dorward, August 4, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-5954 of Post-Effective
                                        Amendment No. 46, to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on November 15,
                                        2002.

                               (iv)     Power of Attorney executed by Robert G.
                                        Holmes, August 4, 2002, is incorporated
                                        herein by reference to Exhibit (p)(iv),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 46, to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on November 15,
                                        2002.

                               (v)      Power of Attorney executed by Donald R.
                                        Stephens, August 4, 2002, is
                                        incorporated herein by reference to
                                        Exhibit (p)(v), File No. 811-5954 of
                                        Post-Effective Amendment No. 46, to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        November 15, 2002.

                               (vi)     Power of Attorney executed by Michael W.
                                        Wilsey, August 4, 2002, is incorporated
                                        herein by reference to Exhibit (p)(vi),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 46, to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on November 15,
                                        2002.

                               (vii)    Power of Attorney executed by Gerald B.
                                        Smith, August 4, 2002, is incorporated
                                        herein by reference to Exhibit (p)(vii), File No. 811-5954 of Post-Effective
                                        Amendment No. 46, to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on November 15,
                                        2002.

                               (viii)   Power of Attorney executed by Charles R.
                                        Schwab, August 4, 2002, is incorporated
                                        herein by reference to Exhibit
                                        (p)(viii), File No. 811-5954 of
                                        Post-Effective Amendment No. 46, to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        November 15, 2002.

                               (ix)     Power of Attorney executed by John
                                        Coghlan, August 4, 2002, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-5954 of Post-Effective
                                        Amendment No. 46, to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on November 15,
                                        2002.


                               (x)      Power of Attorney executed by Randall W.
                                        Merk, August 4, 2002, is incorporated
                                        herein by reference to Exhibit (p)(x),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 46, to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on November 15,
                                        2002.

                               (xi)     Power of Attorney executed by Jeffrey M.
                                        Lyons, August 4, 2002, is incorporated
                                        herein by reference to Exhibit (p)(xi),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 46, to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on November 15,
                                        2002.

                               (xii)    Power of Attorney executed by Tai-Chin
                                        Tung, August 4, 2002, is incorporated
                                        herein by reference to Exhibit (p)(xii), File No. 811-5954 of Post-Effective
                                        Amendment No. 46, to Registrant's
                                        Registration Statement on Form N-1A, was electronically filed on November 15,
                                        2002.

                               (xii)    Certificate of Assistant Secretary
                                        executed by Alice L. Schulman, August
                                        20, 2001, is incorporated herein by
                                        reference to Exhibit (p) (xii) to File
                                        No. 811-5954 of Post-Effective Amendment
                                        No. 41 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on November 15,
                                        2001.



Item 24. Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
                                 United States Trust Company of New York           Director

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director

                                 The Charles Schwab Trust Company                  Director until July 2001

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer, Director

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Investment Management, Inc.        Director until October 2001

John Philip Coghlan              Charles Schwab & Co., Inc.                        Vice Chairman and President -
Trustee                                                                            Retail.  Prior to July 2002, Mr.
                                                                                   Coghlan was Vice Chairman and
                                                                                   Enterprise President - Retirement
                                                                                   Plan Services and Services for
                                                                                   Investment Managers.

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
                                 Charles Schwab Investment Management, Inc.        Director

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Schwab Retirement Technologies, Inc. (formerly    Chairman and Director
                                 TrustMark, Inc.)

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Performance Technologies, Inc.                    Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director until March 2002

                                 Charles Schwab Worldwide Funds PLC                Director until March 2002

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President.  Prior
President and Chief Executive                                                      to September 2002, Mr. Merk was
Officer                                                                            President and Chief Investment
                                                                                   Officer, American Century
                                                                                   Investment Management and
                                                                                   Director, American Century
                                                                                   Companies, Inc. (June 2001 to
                                                                                   August 2002); Chief Investment
                                                                                   Officer, Fixed Income, American
                                                                                   Century Companies, Inc. (January
                                                                                   1997 to June 2001).

                                 Charles Schwab Investment Management, Inc.        President and Chief Executive
                                                                                   Officer

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversite and Corporate
                                                                                   Secretary

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President  -
                                                                                   Business Strategy

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman - Technology and
                                                                                   Administration

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Smaller Portfolio Investors &
                                                                                   Core Initiative

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Information Officer

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Institutional and
                                                                                   International

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer
                                 The Charles Schwab Trust Company                  Chief Investment Officer



Item 27.         Principal Underwriters.

                 (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                 (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                 (c)  Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 47 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 9th day of January, 2003.

                                     CHARLES SCHWAB FAMILY OF FUNDS
                                     Registrant

                                     Charles R. Schwab*
                                     ---------------------------------
                                     Charles R. Schwab, Chairman and Trustee

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 9th day of January, 2003.

Signature                                            Title
---------                                            ------
Charles R. Schwab*                                   Chairman and Trustee
---------------------
Charles R. Schwab

John Philip Coghlan*                                 President, Chief Executive Officer and Trustee
---------------------
John Philip Coghlan

Jeff Lyons*                                          Trustee
---------------------
Jeff Lyons

Mariann Byerwalter*                                  Trustee

Mariann Byerwalter

Donald F. Dorward*                                   Trustee
---------------------
Donald F. Dorward

William A. Hasler*                                   Trustee
---------------------
William A. Hasler

Robert G. Holmes*                                    Trustee
---------------------
Robert G. Holmes

Gerald B. Smith*                                     Trustee
---------------------
Gerald B. Smith

Donald R. Stephens*                                  Trustee
---------------------
Donald R. Stephens

Michael W. Wilsey*                                   Trustee
---------------------
Michael W. Wilsey

Tai-Chin Tung*                                       Treasurer and Principal Financial Officer
---------------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin
     ---------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney